Offerings - Offering: 1	Jul. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value share
Amount Registered | shares	1,365,930
Proposed Maximum Offering Price per Unit	0.2245
Maximum Aggregate Offering Price	$ 306,651.29
Fee Rate	0.01381%
Amount of Registration Fee	$ 42.35
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share ("Common Stock"), of SmartKem, Inc. (the "Company") that may become issuable under the Company's 2021 Equity Incentive Plan and the UK Tax-Advantaged Sub-Plan (the "2021 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. Represents shares of Common Stock that were added to the shares authorized for issuance under the 2021 Plan on January 1, 2026 pursuant to the Evergreen Provision of the 2021 Plan and on June 23, 2026 pursuant to an amendment to the 2021 Plan approved by the Company's stockholders. Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(h) and 457(c) of the Securities Act, and based upon the average of the high and low sales prices ($0.2230 and $0.2260) of the Common Stock as reported on Nasdaq on July 1, 2026.